Taxes on Income - Schedule of Pre Tax Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Pre Tax Loss [Line Items]
Total		$ 15,057	$ 15,318	$ 14,652
Local [Member]
Schedule of Pre Tax Loss [Line Items]
Total		14,792	15,187	$ 14,652
Foreign [Member]
Schedule of Pre Tax Loss [Line Items]
Total	[1]	$ 265	$ 131

[1]	Foreign is amount related to the U.S. and China.